UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6449

Frontier Funds, Inc.

(Exact name of registrant as specified in charter)

333 Bishops Way

Suite 122

Brookfield, WI 53005

(Address of principal executive offices)

 (Zip code)

CSC-Lawyers Incorporating Service

100 Light Street, 6th Floor

Baltimore, Maryland 21202

(Name and address of agent for service)

Copies to:

Robert J Philipp, Esq.

Kranitz & Philipp

2230 East Bradford Avenue

Milwaukee, Wisconsin 53211

Registrant's telephone number, including area code: 262-436-8700

Date of fiscal year end: September 30

Date of reporting period: June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

The Frontier MicroCap Fund

ACTION PRODUCTS INTERNATIONAL INC

Ticker Symbol:APII	Cusip Number:004920104
Record Date: 9/15/2008	Meeting Date: 11/11/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT BOARD OF DIRECTORS	Split	Issuer	For	With/Against
2	APPROVE THE ADOPTION OF THE 2008 LONG TERM EQUITY INCENTIVE	Against	Issuer	For	Against
3	APPROVE THE AMENDMENT TO THE AMENDED AND RESTATED ARTICLES OF INCORPORATION TO INCREASE THE AUTHORIZED COMMON STOCK TO 25,000,000 SHARES	For	Issuer	For	With

ALANCO TECHNOLOGIES, INC

Ticker Symbol:ALAN	Cusip Number:011612603
Record Date: 11/21/2008	Meeting Date: 1/16/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors: CARPENTER, HECKER, SLIFKIN, KAUFFMAN, LAVOY, CARLSON, ANDERSON.	For	Issuer	For	With
2	APPROVAL OF A PROPOSAL TO AUTHORIZE THE BOARD, TO REVERSE SPLIT THE COMPANY'S OUTSTANDING CLASS A COMMON STOCK ON THE BASIS OF ONE SHARE OF CLASS A COMMON STOCK FOR UP TO TEN SHARES OUTSTANDING. EFFECTIVE UNTIL 12-31-2011.	Against	Issuer	For	With

AMERICAN SHARED HOSPITAL SERVICES

Ticker Symbol:AMS	Cusip Number:029595105
Record Date: 4/24/2009	Meeting Date: 5/28/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With
2	Ratify the independent registered public accounting firm for the year ending December 31, 2009.	For	Issuer	For	With

API NANOTRONICS CORP

Ticker Symbol:APIO	Cusip Number:03761M104
Record Date: 7/21/2008	Meeting Date: 8/20/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	APPROVE AN AMENDMENT TO THE COMPANY'S CERTIFICATE OF INCORPORATION WHICH WOULD EFFECT A REVERSE STOCK SPLIT OF THE COMPANY'S OUTSTANDING COMMON STOCK AS DESCRIBED IN THE ENCLOSED PROXY STATEMENT AND TO AUTHORIZE THE BOARD OF DIRECTORS TO FILE SUCH AMENDMENT.	Against	Issuer	For	Against

API NANOTRONICS CORP.

Ticker Symbol:APIO	Cusip Number:03761M104
Record Date: 9/17/2008	Meeting Date: 11/16/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT BOARD OF DIRECTORS	For	Issuer	For	With
2	APPOINT WITHUMSMITH & BROWN P.C. AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	For	Issuer	For	With

AUTHENTIDATE HOLDING CORP

Ticker Symbol:ADAT	Cusip Number:052666104
Record Date: 4/9/2009	Meeting Date: 5/2/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	Against	Issuer	For	With
2	Amendment to the 2001 non-executive directors stock option plan.	For	Issuer	For	With

CARDIAC SCIENCE

Ticker Symbol:CSCX	Cusip Number:14141A108
Record Date: 3/30/2009	Meeting Date: 5/21/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directos	For	Issuer	For	With

CARDIOTECH INTERNATIONAL

Ticker Symbol:CTE	Cusip Number:14160C100
Record Date: 8/18/2008	Meeting Date: 10/15/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTOR: JEREMIAH DORSEY	For	Issuer	For	With
2	AMEND THE COMPANY'S CERTIFICATE OF INCORPORATION TO CHANGE THE NAME OF THE COMPANY TO ADVANSOURCE BIOMATERIALS CORPORATION	For	Issuer	For	With
3	RATIFY THE SELECTION OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING MARCH 31, 2009	For	Issuer	For	With

CITY TELECOM

Ticker Symbol:CTI	Cusip Number:178677209
Record Date: 11/13/2008	Meeting Date: 12/19/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO RECEIVE AND ADOPT THE AUDITED CONSOLIDATED FINANCIAL STATEMENTS AND THE REPORTS OF THE DIRECTORS AND AUDITORS FOR THE YEAR ENDED AUGUST 31, 2008.	For	Issuer	For	With
2	TO DECLARE A FINAL DIVIDEND FOR THE YEAR ENDED AUGUST 31, 2008	For	Issuer	For	With
3	TO ELECT DIRECTORS	For	Issuer	For	With
4	TO AUTHORIZE THE BOARD OF DIRECTORS TO FIX THE DIRECTORS REMUNERATION.	For	Issuer	For	With
5	TO REAPPOINT KPMG AS THE AUDITORS OF COMPANY.	For	Issuer	For	With
6	TO GRANT A GENERAL MANDATE TO THE DIRECTORS TO ISSUE SHARE OF SECURITIES CONVERTIBLE INTO SHARES OF THE COMPANY.	Against	Issuer	For	With
7	TO GRANT A GENERAL MANDATE TO THE DIRECTORS TO REPURCHASE SHARES OF THE COMPANY.	For	Issuer	For	With
8	TO EXTEND THE GENERAL MANDATE TO THE DIRECTORS TO ISSUE SHARES AND SECURITIES CONVERTIBLE INTO SHARES OF THE COMPANY, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.	For	Issuer	For	With

CLINICAL DATA INC.

Ticker Symbol:CLDA	Cusip Number:18725U109
Record Date: 7/25/2008	Meeting Date: 9/23/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT BOARD OF DIRECTORS	For	Issuer	For	With
2	AMEND CLINICAL DATA'S AMENDED AND RESTATED 2005 EQUITY INCENTIVE PLAN BY INCREASING THE AGGREGATE NUMBER OF SHARES ISSUABLE PURSUANT TO THE 2005 PLAN FROM 3,000,000 SHARES TO 4,600,000 SHARES	For	Issuer	For	With
3	TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE, LLP AS CLINICAL DATA'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2009 FISCAL YEAR	For	Issuer	For	With

CONEXANT SYSTEMS, INC

Ticker Symbol:CNXT	Cusip Number:207142308
Record Date: 12/23/2008	Meeting Date: 2/18/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT DIRECTORS	Split	Issuer	For	With
2	RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITORS.	For	Issuer	For	With

DYNATRONICS CORPORATION

Ticker Symbol:DYNT	Cusip Number:268157104
Record Date: 10/7/2008	Meeting Date: 11/25/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF NOMINEES FOR BOARD OF DIRECTORS	Against	Issuer	For	Against
2	RATIFICATION OF APPOINTMENT OF TANNER LLC AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR 2009	For	Issuer	For	With

EVOLVING SYSTEMS, INC

Ticker Symbol:EVOL	Cusip Number:30049R100
Record Date: 4/13/2009	Meeting Date: 6/9/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With
2	Approve the amendment of our restated certificate of incorporation to effect a reverse stock split of our common stock at one of three reverse split ratios.	For	Issuer	For	With
3	Ratify the selection of the independent registered public accounting firm.	For	Issuer	For	With

FAR EAST ENERGY CORPROATION

Ticker Symbol:FEEG	Cusip Number:307325100
Record Date: 8/12/2008	Meeting Date: 9/30/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Board of directors	For	Issuer	For	With

GEOPHARMA, INC

Ticker Symbol:GORY	Cusip Number:3725A106
Record Date: 8/28/2008	Meeting Date: 10/16/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT BOARD OF DIRECTORS	For	Issuer	For/Against	With/Against
2	RATIFY THE SELECTION OF BRIMMER, BUREK & KEELAN AS THE COMPANY'S INDEPENDENT AUDITORS FOR FISCAL YEAR 2009	For	Issuer	For	With

ILINC COMMUNICATIONS, INC

Ticker Symbol:LINK	Cusip Number:451724108
Record Date: 6/23/2008	Meeting Date: 8/15/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors.	Split	Issuer	For	With
2	Approval and Ratification of the appointment of Moss Adams LLP as the independent accounting firm for Fiscal 2009.	For	Issuer	For	With
3	In their discretion, the proxies are authorized to vote upon such other business as may properly come before the meeting.	Against	Issuer	For	With

IMMUNOMEDICS

Ticker Symbol:IMMU	Cusip Number:452907108
Record Date: 10/8/2008	Meeting Date: 12/3/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR DR. DAVID M. GOLDENBERG	Against	Issuer	For	Against
1B	ELECTION OF DIRECTOR CYNTHIA L. SULLIVAN	Against	Issuer	For	Against
1C	ELECTION OF DIRECTOR DR. MORTON COLEMAN	Against	Issuer	For	Against
1D	ELECTION OF DIRECTOR BRIAN A. MARKISON	Against	Issuer	For	Against
1E	ELECTION OF DIRECTOR MARY E. PAETZOLD	Against	Issuer	For	Against
1F	ELECTION OF DIRECTOR DON C. STARK	Against	Issuer	For	Against
1G	ELECTION OF DIRECTOR DR. EDWARD T. WOLYNIC	Against	Issuer	For	Against
2	RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JUNE 30, 2009	For	Issuer	For	With

INTERNATIONAL MONETARY SYSTEMS, LTD

Ticker Symbol:INLM	Cusip Number:46004U102
Record Date: 5/1/2009	Meeting Date: 6/17/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	Split	Issuer	For	With
2	Ratify Webb & Company, PA as auditors for the Company's 2009 financial statements.	For	Issuer	For	With

LJ INTERNATIONAL

Ticker Symbol:JADE	Cusip Number:G55312105
Record Date: 9/24/2008	Meeting Date: 11/14/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT BOARD OF DIRECTORS	For	Issuer	For	With
2	TO APPROVE THE ESTABLISHMENT OF THE 2008 STOCK COMPENSATION PLAN FOR THE BENEFIT OF OUR OFICERS, DIRECTORS, EMPLOYEES AND ADVISORS (THE 2000 STOCK COMPENSATION PLAN PROPOSAL)	For	Issuer	For	With

MAD CATZ INC

Ticker Symbol:MCZ	Cusip Number:556162105
Record Date: 8/29/2008	Meeting Date: 9/29/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT BOARD OF DIRECTORS	Against	Issuer	For	Against
2	TO APPOINT KPMG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND AUDITOR OF THE COMPANY AND TO AUTHORIZE THE BOARD OF DIRECTORS TO FIX THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND AUDITORS RENUMERATION.	For	Issuer	For	With

MEMRY CORPORATION

Ticker Symbol:MRY	Cusip Number:586263204
Record Date: 8/18/2008	Meeting Date: 9/29/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO APPROVE AND ADOPT THE AGREEMENT AND PLAN OF MERGER DATED JUNE 24, 2008, BY AND AMONG MEMRY CORPORATION, SAES GETTERS S.P.A. AND SAES DEVICES CORP, AS IT MAY BE AMENDED FROM TIME TO TIME	For	Issuer	For	With
2	TO ADJOURN OR POSTPONE THE SPECIAL MEETING TO A LATER DATE, IF NECESSARY, TO PERMIT THE FURTHER SOLICITATION OF PROXIES IN THE EVENT THAT THERE ARE NOT SUFFICIENT VOTES TO APPROVE AND ADOPT PROPOSAL 1.	Against	Issuer	For	Against

MEMRY CORPORATION

Ticker Symbol:MRY	Cusip Number:586263204
Record Date: 8/18/2008	Meeting Date: 9/17/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO APPROVE AND ADOPT THE AGREEMENT AND PLAN OF MERGER DATED JUNE 24, 2008 AS AMENDED BY AMENDMENT NO. 1 DATED AUGUST 14,2008. BY AND AMONG MEMRY CORPORATION, SAES GETTERS S.P.A. AND SAES DEVICES CORP, AS IT MAY BE AMENDED FROM TIME TO TIME.	For	Issuer	For	With
2	TO ADJOURN OR POSTPONE THE SPECIAL MEETING TO A LATER DATE, IF NECESSARY, TO PERMIT THE FURTHER SOLICITATION OF PROXIES IN THE EVENT THAT THERE ARE NOT SUFFICIENT VOTES TO APPROVE AND ADOPT PROPOSAL 1	Against	Issuer	For	Against

NEW DRAGON ASIA CORP.

Ticker Symbol:NWD	Cusip Number:64378H102
Record Date: 4/23/2009	Meeting Date: 5/21/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With
2	Ratify the Board of Director's selection of Crowe Horwarth LLP to serve as independent accountants for the fiscal year ending December 25, 2009.	For	Issuer	For	With
3	To amend the existing New Dragon Asia Corp equity incentive plan to allow for the grant of restricted stock and for grants to employees.	For	Issuer	For	With
4	To approve an amendment to the company's certificate of incorporation to effect a reverse split of our series A common stock at a ratio of 1 for 10.	Against	Issuer	For	With

PRESSURE BIOSCIENCES

Ticker Symbol:PBIO	Cusip Number:74112E109
Record Date: 7/28/2008	Meeting Date: 9/25/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Board of Directors.	For	Issuer	For	With
2	Amend the company's 2005 Equity incentive plan to increase the number of shares of comon stock avaiilable froM 1,000,000 to 1,500,000.	Against	Issuer	For	Against
3	Approve, for the purposes of complying with the NASDAQ marketplace rule, the authorization for the company to issue, in connection with one or more capital raising transactions to finance the company, up to 4,500,000 shares of common stock, as more fulLy described in the proxy statement.	Against	Issuer	For	Against

PROVECTUS PHARMACEUTICALS, INC

Ticker Symbol:PVCT	Cusip Number:74373F100
Record Date: 4/24/2009	Meeting Date: 6/18/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With

QLT INC

Ticker Symbol:QLTI	Cusip Number:611327856
Record Date: 3/23/2009	Meeting Date: 5/1/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With
2	To approve the appointment of Deloitte & Touche LLP as independent auditors of the corporation for the ensuing year, and fix the remunertation.	For	Issuer	For	With
3	To approve the amended and restate 2000 incentive stock option plan.	For	Issuer	For	With

QUIGEN N.V.

Ticker Symbol:QGEN	Cusip Number:N72482107
Record Date: 5/11/2009	Meeting Date: 6/24/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Adopt the annual accounts for the year ended Dec. 31, 2008.	For	Issuer	For	With
2	Approve the performance of the managing board during fiscal year 2008.	For	Issuer	For	With
3	Approve performance of the supervisory board during fiscal year 2008.	For	Issuer	For	With
4a - f	Elect Supervisory Directors	For	Issuer	For	With
5 a- d	Elect Managing Directors	For	Issuer	For	With
6	Reappoint Ernst & Young as accountants for the fiscal year ending December 31, 2009.	For	Issuer	For	With
7	Authorize the managing board until December 24, 2010 to acquire shares in the company's own capital.	For	Issuer	For	With

SOCKET MOBILE INC

Ticker Symbol:SCKT	Cusip Number:83368E200
Record Date: 3/2/2009	Meeting Date: 4/29/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With
2	Ratify the Appointment of Moss Adam LLP as independent public accountants for fiscal year end December 31, 2009.	For	Issuer	For	With

TEGAL CORPORATION

Ticker Symbol:TGAL	Cusip Number:879008209
Record Date: 7/25/2008	Meeting Date: 9/23/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT BOARD OF DIRECTORS	For	Issuer	For	With
2	PROPOSAL TO RATIFY THE APPOINTMENT OF BURR, PILGAR & MAYER LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING MARCH 31, 2009	For	Issuer	For	With

THE PRINCETON REVIEW, INC

Ticker Symbol:REVU	Cusip Number:742352107
Record Date: 4/28/2009	Meeting Date: 6/23/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With

VOXWARE

Ticker Symbol:VOXW	Cusip Number:92906L501
Record Date: 10/24/2008	Meeting Date: 12/12/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF NOMINEES FOR BOARD OF DIRECTORS	Against	Issuer	For	Against
2	RATIFY THE APPOINTMENT OF BDO SEIDMAN LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTANT OF THE COMPANY FOR THE YEAR ENDING JUNE 30, 2009	For	Issuer	For	With

WAYTRONX INC

Ticker Symbol:WYNX	Cusip Number:946788106
Record Date: 7/17/2008	Meeting Date: 9/15/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT BOARD OF DIRECTORS	For	Issuer	For	With
2	AMEND THE COMPANY'S RESTATED ARTICLES OF INCORPORATION TO INCREASE THE AUTHORIZED NUMBER OF COMMON SHARES FROM 200,000,000 TO 325,000,000	Against	Issuer	For	Against
3	APPROVE THE WAYTRONX INC 2008 EQUITY INCENTIVE PLAN	Against	Issuer	For	Against

WIRELESS TELECOM GROUP, INC

Ticker Symbol:WITT	Cusip Number:976524108
Record Date: 4/28/2009	Meeting Date: 6/11/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	Split	Issuer	For	With

WIRELESS TELECOM GROUP, INC.

Ticker Symbol:WTT	Cusip Number:976524108
Record Date: 8/7/2008	Meeting Date: 9/17/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT BOARD OF DIRECTORS	For	Issuer	For	With
2	APPROVE AN AMENTMENT TO THE COMPANY'S AMENDED AND RESTATED 2000 STOCK OPTION PLAN, PROVIDING FOR AN ADDITIONAL 1,000,000 SHARES OF COMMON STOCK, THAT MAY BE AVAILABLE FOR FUTURE GRANTS UNDER THE PLAN	Against	Issuer	For	Against

WPCS INTERNATIONAL

Ticker Symbol:WPCS	Cusip Number:92931L203
Record Date: 9/12/2008	Meeting Date: 10/30/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	AMEND CERTIFICATE OF INCORPORATION TO REDUCE AUTHORIZED SHARES OF COMMON STOCK TO 25,000,000	For	Issuer	For	With
2	ELECT BOARD OF DIRECTORS	Split	Issuer	For	With/Against
3	APPROVE APPOINTMENT OF J.H. COHN AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	For	Issuer	For	With

Z TRIM HOLDINGS

Ticker Symbol:ZTM	Cusip Number:988924106
Record Date: 11/28/2008	Meeting Date: 12/30/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT DIRECTORS	Split	Issuer	For	With
2	AMENDMENT OF THE ARTICLES OF INCORPORATION TO ELIMINATE CUMULATIVE VOTING.	Against	Issuer	For	With
3	AMENDMENT OF THE ARTICLES OF INCORPORATION TO AUTHORIZE THE BOARD OF DIRECTORS TO EFFECT A REVERSE STOCK SPLIT OF THE COMMON STOCK OF THE COMPANY.	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontier Funds, Inc.

By /s/Amy L. Siesennop

* Amy L. Siesennop

President

By /s/Joel R. Blumenschein

* Joel R. Blumenschein

Vice President

Date: August 12, 2009

*Print the name and title of each signing officer under his or her signature.